ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 64.6%
	U.S. TREASURY BILLS — 55.9%
2,000,000	United States Treasury Bill (Cost $1,995,875)(a)	4.6406	04/16/24	$ 1,995,875

Shares
	MONEY MARKET FUNDS - 8.7%
309,736	First American Government Obligations Fund Class X, 5.23% (Cost $309,736)(b)			309,736

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,305,611)			2,305,611

	TOTAL INVESTMENTS - 64.6% (Cost $2,305,611)			$ 2,305,611
	OTHER ASSETS IN EXCESS OF LIABILITIES- 35.4%			1,263,677
	NET ASSETS - 100.0%			$ 3,569,288

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
3	3 Month Euro Euribor Future	06/15/2026	$ 790,413	$ 1,296
1	CBOE Volatility Index Future(d)	05/22/2024	15,419	249
1	CBOT Soybean Oil Future(d)	05/14/2024	28,770	(720)
1	CME British Pound Currency Future	06/17/2024	78,919	150
1	CME E Mini Consumer Staples Select Sector Futures	06/21/2024	77,830	770
1	CME E Mini Energy Select Sector Futures	06/21/2024	100,040	3,260
7	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	1,857,975	36,550
1	CME Euro Foreign Exchange Currency Future	06/17/2024	135,268	(219)
1	CME Lean Hogs Future(d)	06/14/2024	40,580	(420)
1	CME Live Cattle Future(d)	08/30/2024	71,280	(2,290)
1	CME Nikkei 225 Index Future	06/13/2024	202,000	3,700
3	CME Yen Denominated Nikkei 225 Index Future	06/13/2024	399,897	7,619
1	COMEX Copper Future(d)	05/29/2024	100,175	(1,375)
2	COMEX E-Micro Gold Futures(d)	06/26/2024	44,768	691
1	COMEX Silver Future(d)	05/29/2024	124,580	1,680
2	Eurex EURO STOXX 50 Future	06/21/2024	108,846	1,172
8	Eurex EURO STOXX Banks Index Future	06/21/2024	58,425	3,863
5	Eurex Stoxx Europe 600 Futures	06/21/2024	137,756	1,205
2	Euro-BTP Italian Bond Futures	06/06/2024	256,764	755
5	Euronext CAC 40 Index Future	04/19/2024	443,554	5,428
1	HKG Mini Hang Seng China Enterprise Index Future	04/29/2024	7,428	7
1	HKG Mini-Hang Seng Index Future	04/29/2024	21,171	3
1	ICE Brent Crude Oil Future(d)	06/28/2024	85,350	710
1	ICE Gas Oil Future(d)	08/12/2024	79,500	150
1	ICE US MSCI Emerging Markets EM Index Futures	06/21/2024	52,450	45

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
2	KFE 10 Year Treasury Bond Future	06/18/2024	$ 168,385	$ 589
1	Kospi 200 Mini Futures	04/11/2024	13,836	374
1	LME Lead Forward USD(d)	06/07/2024	51,276	(1,912)
1	LME Nickel Forward USD(d)	06/07/2024	100,424	(7,396)
1	LME Zinc Forward USD(d)	06/12/2024	60,808	(2,667)
3	MDE Crude Palm Oil Future(d)	06/14/2024	65,540	467
1	MDE Crude Palm Oil Future(d)	07/15/2024	21,398	1,758
2	MDE Crude Palm Oil Future(d)	08/15/2024	41,876	(1,190)
1	MDE Kuala Lumpur Composite Index Future	04/30/2024	16,195	(16)
1	Montreal Exchange 10 Year Canadian Bond Future	06/19/2024	88,850	(662)
1	NYBOT CSC C Coffee Future(d)	05/20/2024	70,818	(882)
2	NYMEX Light Sweet Crude Oil Future(d)	04/22/2024	166,340	4,250
4	OML Stockholm OMXS30 Index Future	04/19/2024	94,322	995
1	OSE Gold Future(d)	02/26/2025	72,720	707
1	OSE Nikkei 225 mini Future	06/13/2024	26,574	(191)
1	OSE Platinum Future(d)	02/25/2025	14,532	369
1	Robusta Coffee Future 10-Tonne(d)	05/24/2024	34,790	980
2	SGX FTSE Taiwan Index Futures	04/29/2024	138,000	(1,050)
3	SGX MSCI Singapore Index Future	04/29/2024	64,623	(247)
3	TSE Mini Topix Future	06/13/2024	54,485	1,016
1	White Sugar Future(d)	04/15/2024	32,625	140
4	WSE WIG20 Index Future	06/21/2024	48,664	13
	TOTAL FUTURES CONTRACTS			$ 59,724

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
6	3 Month Euro Euribor Future	03/17/2025	$ 1,573,059	$ (195)
5	CBOT 10 Year US Treasury Note	06/18/2024	553,984	(2,750)
7	CBOT 2 Year US Treasury Note Future	06/28/2024	1,431,390	946
5	CBOT 5 Year US Treasury Note	06/28/2024	535,078	320
1	CBOT Corn Future(d)	07/12/2024	22,725	(1,087)
1	CBOT Corn Future(d)	09/13/2024	23,225	(1,350)
1	CBOT Corn Future(d)	12/13/2024	23,888	1,974
2	CBOT Soybean Future(d)	05/14/2024	119,150	(412)
1	CBOT Soybean Future(d)	07/12/2024	60,263	(2,138)
1	CBOT Soybean Oil Future(d)	07/12/2024	29,088	(2,118)
1	CBOT US Treasury Bond Futures	06/18/2024	120,438	(563)
3	CBOT Wheat Future(d)	09/13/2024	88,726	(351)
1	CME Class III Milk Future(d)	04/30/2024	31,120	960
1	CME E-Mini EUR/USD Euro Currency Future	06/17/2024	67,631	1,000
2	CME E-Mini NASDAQ 100 Index Future	06/21/2024	738,999	3,376
1	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	265,425	(1,905)
1	CME Feeder Cattle Future(d)	05/23/2024	124,350	(400)
2	Eurex 10 Year Euro BUND Future	06/06/2024	287,767	(1,663)
8	Eurex 2 Year Euro SCHATZ Future	06/06/2024	912,190	141
2	Eurex 5 Year Euro BOBL Future	06/06/2024	255,124	(1,054)

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
2	Euronext Milling Wheat Future(d)	12/10/2024	$ 24,164	$ (1,549)
1	Euronext Milling Wheat Future(d)	09/10/2024	11,758	(570)
1	Euronext Milling Wheat Future(d)	05/10/2024	10,976	(191)
1	French Government Bond Futures	06/06/2024	138,263	(463)
1	ICE US mini MSCI EAFE Index Futures	06/21/2024	117,855	(75)
2	KCBT Hard Red Winter Wheat Future(d)	05/14/2024	58,525	(2,237)
1	LME Nickel Forward USD(d)	06/11/2024	100,442	7,198
2	Long Gilt Future	06/26/2024	252,269	(1,185)
1	MGE Red Wheat Future(d)	05/14/2024	32,250	50
1	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2025	24,763	(1,344)
1	NYMEX Henry Hub Natural Gas Futures(d)	06/26/2024	23,400	720
1	NYMEX Henry Hub Natural Gas Futures(d)	05/29/2024	19,970	1,280
1	NYMEX Henry Hub Natural Gas Futures(d)	04/26/2024	17,630	290
1	NYMEX NY Harbor ULSD Futures(d)	04/30/2024	110,153	1,987
1	One-Month SOFR Futures	08/30/2024	395,615	42
2	SFE 3 Year Australian Bond Future	06/17/2024	139,338	(343)
2	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(d)	05/31/2024	20,208	(198)
11	TEF SET50 Index Future	06/27/2024	50,250	337
3	Ultra 10-Year US Treasury Note Futures	06/18/2024	343,828	(2,031)
1	Ultra US Treasury Bond Futures	06/18/2024	129,000	(2,531)
1	WCE Canola Future(d)	05/14/2024	9,250	(420)
1	WCE Canola Future(d)	07/12/2024	9,393	(489)
	TOTAL FUTURES CONTRACTS			$ (9,036)

OPEN FOREIGN CURRENCY EXCHANGE CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Canadian Dollar	04/01/2024	JP Morgan	200,000	$ 147,665	$ 457
Malaysian Ringgit	04/01/2024	JP Morgan	8,325	1,759	(3)
Mexican Peso	04/01/2024	JP Morgan	500,000	30,077	(75)
US Dollars	04/01/2024	JP Morgan	535	535	2
Australian Dollar	04/02/2024	JP Morgan	1,528	996	(2)
British Pound	04/02/2024	JP Morgan	125,000	157,763	231
British Pound	04/02/2024	JP Morgan	1,918	2,420	(1)
Euro	04/02/2024	JP Morgan	500,000	539,374	(2,189)
Euro	04/02/2024	JP Morgan	5,320	5,738	(20)
Hong Kong Dollar	04/02/2024	JP Morgan	7,522	961	(1)
Hungarian Forints	04/02/2024	JP Morgan	36,683,984	100,510	510
Indian Rupee	04/02/2024	JP Morgan	298,081	3,575	(16)
Mexican Peso	04/02/2024	JP Morgan	1,000,000	60,154	35
New Zealand Dollar	04/02/2024	JP Morgan	200,000	119,503	250

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FOREIGN CURRENCY EXCHANGE CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy: (continued)
US Dollars	04/02/2024	JP Morgan	2,074	$ 2,074	$ 19
New Zealand Dollar	04/03/2024	JP Morgan	100,000	59,752	50
USD	04/03/2024	JP Morgan	725,811	100,085	85
South Korean Won	04/05/2024	JP Morgan	400,226,954	296,707	(3,293)
Indian Rupee	04/08/2024	JP Morgan	17,513	210	(1)
South Korean Won	04/19/2024	JP Morgan	133,081,472	98,711	(1,289)
Canadian Dollar	04/30/2024	JP Morgan	200,000	147,725	742
Euro	04/30/2024	JP Morgan	250,000	269,990	(382)
Mexican Peso	04/30/2024	JP Morgan	500,000	29,944	111
Singapore Dollar	04/30/2024	JP Morgan	268,558	199,156	(844)
South Korean Won	04/30/2024	JP Morgan	134,018,452	99,447	(553)
				$ 2,474,831	$ (6,177)
To Sell:
Canadian Dollar	04/01/2024	JP Morgan	300,000	$ 221,497	$ (706)
Mexican Peso	04/01/2024	JP Morgan	500,000	30,077	(125)
British Pound	04/02/2024	JP Morgan	125,000	157,763	(45)
Euro	04/02/2024	JP Morgan	500,000	539,375	928
Hungarian Forints	04/02/2024	JP Morgan	36,490,765	99,980	20
Indian Rupee	04/02/2024	JP Morgan	298,082	3,575	15
Mexican Peso	04/02/2024	JP Morgan	500,000	30,077	29
New Zealand Dollar	04/02/2024	JP Morgan	200,000	119,503	632
Euro	04/03/2024	JP Morgan	125,000	134,849	52
New Zealand Dollar	04/03/2024	JP Morgan	200,000	119,504	465
South Korean Won	04/05/2024	JP Morgan	397,980,569	295,041	4,959
Indian Rupee	04/08/2024	JP Morgan	17,507	210	1
Indian Rupee	04/12/2024	JP Morgan	21,759,050	260,878	1,344
Indian Rupee	04/15/2024	JP Morgan	24,852,135	297,937	2,262
Indian Rupee	04/18/2024	JP Morgan	11,113,017	133,216	773
South Korean Won	04/19/2024	JP Morgan	267,403,999	198,343	1,657
Indian Rupee	04/22/2024	JP Morgan	298,166	3,574	16
South Korean Won	04/29/2024	JP Morgan	133,588,739	99,125	875
Australian Dollar	04/30/2024	JP Morgan	200,000	130,432	468
British Pound	04/30/2024	JP Morgan	187,500	236,680	(7)
Canadian Dollar	04/30/2024	JP Morgan	500,000	369,312	(1,446)
Chinese Yuan	04/30/2024	JP Morgan	723,495	99,766	234
Euro	04/30/2024	JP Morgan	625,000	674,975	4,524
Hungarian Forints	04/30/2024	JP Morgan	36,757,850	100,516	(516)
Japanese Yen	04/30/2024	JP Morgan	25,000,000	165,844	261
Mexican Peso	04/30/2024	JP Morgan	500,000	29,944	72
New Zealand Dollar	04/30/2024	JP Morgan	500,000	298,767	810
Norwegian Krone	04/30/2024	JP Morgan	1,069,751	98,603	1,397
South African Rand	04/30/2024	JP Morgan	1,896,807	99,918	82
				$ 5,049,281	$ 19,031

Total					$ 12,854

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FOREIGN CURRENCY EXCHANGE CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Australian Dollar	British Pound	4/2/2024	JP Morgan	242,776	125,000	158,202	(157,763)	$ 439
British Pound	Australian Dollar	4/2/2024	JP Morgan	125,000	241,794	157,763	(157,562)	201
Euro	Swedish Krona	4/2/2024	JP Morgan	125,000	1,436,233	134,843	(134,154)	689
Swedish Krona	Euro	4/2/2024	JP Morgan	1,440,509	125,000	134,554	(134,844)	(290)
Australian Dollar	British Pound	4/3/2024	JP Morgan	242,968	125,000	158,331	(157,763)	568
Euro	Swiss Franc	4/3/2024	JP Morgan	250,000	244,210	269,698	(270,820)	(1,122)
Australian Dollar	Japanese Yen	4/30/2024	JP Morgan	200,000	19,762,150	130,432	(131,097)	(665)
British Pound	Australian Dollar	4/30/2024	JP Morgan	125,000	242,615	157,787	(158,224)	(437)
British Pound	Euro	4/30/2024	JP Morgan	85,852	100,000	108,370	(107,996)	374
British Pound	Japanese Yen	4/30/2024	JP Morgan	125,000	23,834,911	157,787	(158,115)	(328)
Canadian Dollar	Australian Dollar	4/30/2024	JP Morgan	356,044	400,000	262,983	(260,865)	2,118
Euro	Canadian Dollar	4/30/2024	JP Morgan	125,000	184,361	134,995	(136,174)	(1,179)
Euro	Hungarian Forints	4/30/2024	JP Morgan	100,000	39,762,164	107,996	(108,731)	(735)
Euro	Japanese Yen	4/30/2024	JP Morgan	200,000	32,737,984	215,992	(217,176)	(1,184)
Euro	Norwegian Krone	4/30/2024	JP Morgan	250,000	2,908,419	269,991	(268,080)	1,911
Euro	Swedish Krona	4/30/2024	JP Morgan	125,000	1,440,497	134,995	(134,704)	291
New Zealand Dollar	Australian Dollar	4/30/2024	JP Morgan	217,720	200,000	130,095	(130,432)	(337)
New Zealand Dollar	Japanese Yen	4/30/2024	JP Morgan	600,000	54,440,340	358,520	(361,144)	(2,624)
Swedish Krona	Euro	4/30/2024	JP Morgan	1,430,587	125,000	133,777	(134,995)	(1,218)
Swedish Krona	Norwegian Krone	4/30/2024	JP Morgan	1,967,307	2,000,000	183,967	(184,347)	(380)
Swiss Franc	Euro	4/30/2024	JP Morgan	365,981	375,000	407,076	(404,985)	2,091
Swiss Franc	Japanese Yen	4/30/2024	JP Morgan	250,000	41,928,203	278,073	(278,141)	(68)
				8,949,744	222,738,881	$ 4,186,227	$ 4,188,112	$ (1,885)

Total								$ (1,885)

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the Altegris/Crabel CFC.